Derivative liabilities - Movements (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Derivative Liabilities
Opening balance	$ 5,558,822
Closing balance	2,180,389	$ 5,558,822
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Fair value at issuance	12,744,593
Deferred loss at issuance	(8,737,194)
Revaluation at the end of the period	(10,336,357)
Amortization of the deferred loss during the period	7,325,187
Conversion to Voting Common Shares during the period [Note 17]	(301,997)
Closing balance	694,232
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Fair value at issuance	6,888,006
Deferred loss at issuance	(2,841,008)
Revaluation at the end of the period	(4,642,780)
Amortization of the deferred loss during the period	1,674,778
Accelerated amortization of the deferred loss during the period	376,598	$ 0
Closing balance	$ 1,455,594